Consolidated Statement of Cash Flows (Parenthetical)	12 Months Ended
Dec. 31, 2021 SGD ($) shares
IfrsStatementLineItems [Line Items]
Number of shares issued	949,096
Ordinary Share [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	92,563
Professional fees | $	$ 190,355